Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Dividend Fund,
Guggenheim RBP® Large-Cap Market Fund, Guggenheim RBP® Large-Cap Value Fund,
Guggenheim Directional Allocation Fund and Guggenheim SMID-Cap Directional Allocation
Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim RBP® Large-Cap Defensive Fund
For Guggenheim RBP® Large-Cap Defensive Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Defensive Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Defensive Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Defensive Index was composed of 100 securities. The number of securities comprising the Defensive Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
Guggenheim RBP® Dividend Fund
For Guggenheim RBP® Dividend Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Dividend Index. The Dividend Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Dividend Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Dividend Index seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM while also achieving certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Dividend Index was composed of 100 securities. The number of securities comprising the Dividend Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
Guggenheim RBP® Large-Cap Market Fund
For Guggenheim RBP® Large-Cap Market Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Market Index. The Market Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Market Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Market Index seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Market Index was composed of 100 securities. The number of securities comprising the Market Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
Guggenheim RBP® Large-Cap Value Fund
For Guggenheim RBP® Large-Cap Value Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Value Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Value Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving certain characteristics similar the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Value Index was composed of 100 securities. The number of securities comprising the Value Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
Guggenheim Directional Allocation Fund
For Guggenheim Directional Allocation Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside — including up to 100% cash allocation — during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Directional Allocation Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes (the “Directional Series Indexes”) — the Guggenheim RBP® Large-Cap Market IndexSM (with average economic and market sensitivity), the Guggenheim RBP® Large-Cap Aggressive IndexSM (with above average economic and market sensitivity) and the Guggenheim RBP® Large-Cap Defensive IndexSM (with below average economic and market sensitivity) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the Directional Series Indexes are derived from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of December 31, 2020, the Directional Allocation Index was composed of 100 securities. The number of securities comprising the Directional Allocation Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).
Guggenheim SMID-Cap Directional Allocation Fund
For Guggenheim SMID-Cap Directional Allocation Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the SMID-Cap Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside —including up to 100% cash allocation- during market downturns. The SMID-Cap Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the SMID-Cap Directional Allocation Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim SMID-Cap Directional Series Indexes (the “SMID-Cap Directional Series Indexes”) — the Guggenheim RBP® SMID-Cap Market IndexSM (with average economic and market sensitivity), the Guggenheim RBP® SMID-Cap Aggressive IndexSM (with above average economic and market sensitivity) and the Guggenheim RBP® SMID-Cap Defensive IndexSM (with below average economic and market sensitivity) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the SMID-Cap Directional Series Indexes are derived from the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM. As of December 31, 2020, the SMID-Cap Directional Allocation Index was composed of 100 securities. The number of securities comprising the SMID-Cap Directional
Allocation Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim RBP Large-Cap Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim RBP® Large-Cap Defensive Fund(each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim RBP® Large-Cap Defensive Fund
For Guggenheim RBP® Large-Cap Defensive Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Defensive Index. The Defensive Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Defensive Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Defensive Index seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving below average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Defensive Index was composed of 100 securities. The number of securities comprising the Defensive Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim RBP Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim RBP® Dividend Fund(each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim RBP® Dividend Fund
For Guggenheim RBP® Dividend Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Dividend Index. The Dividend Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Dividend Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Dividend Index seeks to select dividend paying stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score and deliver dividend yield in excess of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM while also achieving certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Dividend Index was composed of 100 securities. The number of securities comprising the Dividend Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim RBP Large-Cap Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim RBP® Large-Cap Market Fund(each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim RBP® Large-Cap Market Fund
For Guggenheim RBP® Large-Cap Market Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Market Index. The Market Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Market Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Market Index seeks to select stocks from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving average economic and market sensitivity relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM and certain characteristics similar to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Market Index was composed of 100 securities. The number of securities comprising the Market Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim RBP Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim RBP® Large-Cap Value Fund(each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim RBP® Large-Cap Value Fund
For Guggenheim RBP® Large-Cap Value Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive management strategy designed to track the total return performance (before fees and expenses) of the Value Index. The Value Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below). S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Value Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. The Value Index seeks to select stocks from the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM to achieve a maximum weighted average RBP® Probability score while also achieving certain characteristics similar the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (such as market capitalization and valuation) within constraints designed to limit risk relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM (such as tracking error). As of December 31, 2020, the Value Index was composed of 100 securities. The number of securities comprising the Value Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim Directional Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim Directional Allocation Fund(each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim Directional Allocation Fund
For Guggenheim Directional Allocation Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside — including up to 100% cash allocation — during market downturns. The Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Large-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the Directional Allocation Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim Directional Series Indexes (the “Directional Series Indexes”) — the Guggenheim RBP® Large-Cap Market IndexSM (with average economic and market sensitivity), the Guggenheim RBP® Large-Cap Aggressive IndexSM (with above average economic and market sensitivity) and the Guggenheim RBP® Large-Cap Defensive IndexSM (with below average economic and market sensitivity) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the Directional Series Indexes are derived from the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. As of December 31, 2020, the Directional Allocation Index was composed of 100 securities. The number of securities comprising the Directional Allocation Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).

Guggenheim SMID-Cap Directional Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated September 17, 2021
to the currently effective Summary Prospectus and Statutory Prospectus dated January 31,
2021 (collectively, the “Prospectuses”), as may be supplemented from time to time, for
Guggenheim SMID-Cap Directional Allocation
Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Transparent Value Trust
(the “Trust”).
This supplement provides updated information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses. Terms used, but not defined, herein shall have the meanings ascribed to them in the Prospectuses.
Changes are being made to the methodology used to calculate each Fund’s index and are reflected in the paragraphs below. Each Fund continues to use a passive management strategy designed to track the total return performance (before fees and expenses) of such index. Each Fund’s investment objective, principal investment strategies and principal risks will otherwise remain unchanged.
Guggenheim SMID-Cap Directional Allocation Fund
For Guggenheim SMID-Cap Directional Allocation Fund, the first paragraph of the section of the Prospectuses entitled “Principal Investment Strategies” is deleted and replaced with the following:
The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the SMID-Cap Directional Allocation Index. The Index’s objective is to provide consistent long-term, risk adjusted outperformance of the broad U.S. equity markets with the goal of capturing more upside in rising equity markets and limiting the downside —including up to 100% cash allocation- during market downturns. The SMID-Cap Directional Allocation Index consists of common stock of companies, and units of beneficial ownership in real estate investment trusts (“REITs”), in the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and Dow Jones U.S. Mid-Cap Total Stock Market IndexSM that have been selected for inclusion in the Index by a systematic, rules-based process that uses Guggenheim Investments’ Required Business Performance® (RBP®) Probability scores (as defined below) and other rules based signals as defined by the Index methodology. S&P Dow Jones Indices LLC or an affiliate (as index calculation agent) is responsible for the daily calculation and operations of the SMID-Cap Directional Allocation Index. The RBP® Probability scores are derived from a quantitative process of Guggenheim Investments. The RBP® Probability scores are intended to measure the future business performance required of a company to support its stock price and to indicate the probability that the company will actually achieve that performance. Using a rules-based methodology, the Index is designed to participate in rising markets while attempting to preserve capital during market declines. The Index aims to allocate its holdings among the stocks in the three Guggenheim SMID-Cap Directional Series Indexes (the “SMID-Cap Directional Series Indexes”) — the Guggenheim RBP® SMID-Cap Market IndexSM (with average economic and market sensitivity), the Guggenheim RBP® SMID-Cap Aggressive IndexSM (with above average economic and market sensitivity) and the Guggenheim RBP® SMID-Cap Defensive IndexSM (with below average economic and market sensitivity) — and cash. The allocations are based on a moving average crossover system of analysis. The moving average crossover system used in the Index’s methodology uses three primary signals: economic condition, consumer sentiment and market momentum. The components of each of the SMID-Cap Directional Series Indexes are derived from the Dow Jones U.S. Small-Cap Total Stock Market IndexSM and the Dow Jones U.S. Mid-Cap Total Stock Market IndexSM. As of December 31, 2020, the SMID-Cap Directional Allocation Index was composed of 100 securities. The number of securities comprising the SMID-Cap Directional
Allocation Index is subject to change from time to time. A description of the Index’s methodology and performance is available directly from Guggenheim Investments (http://www.rbpinstitute.com).